CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUE	$ 159,159		$ 236,785		$ 58,113
COST OF GOODS SOLD	128,390		175,432		33,939
GROSS PROFIT	30,769		61,353		24,174
SELLING, GENERAL AND ADMINISTRATIVE
Research and development	41,845	56,110	91,911	119,328	210,206	289,586
Professional fees	74,569	87,755	225,744	207,473	271,718	57,404
Sales and marketing expenses	21,670	38,193	81,468	69,268	93,190	88,532
Occupancy expenses	19,018	8,151	64,768	44,477	58,301	73,840
General and administrative expenses	108,977	177,616	430,504	440,841	675,882	395,838
TOTAL SELLING, GENERAL AND ADMINISTRATIVE	266,079	367,825	894,395	881,387	1,309,297	905,200
LOSS FROM OPERATIONS	(235,310)	(367,825)	(833,042)	(881,387)	(1,285,123)	(905,200)
OTHER INCOME (EXPENSE):
Interest expense	(13,765)	(74,076)	(32,789)	(158,367)	(159,165)	(97,687)
Other income				18,186	18,186	47,205
Other expense	(596)		(596)			(2,600)
Foreign currency transaction loss	(127)		(127)
TOTAL OTHER EXPENSE	(14,488)	(74,076)	(33,512)	(140,181)	(140,979)	(53,082)
LOSS BEFORE INCOME TAXES	(249,798)	(441,901)	(866,554)	(1,021,568)	(1,426,102)	(958,282)
PROVISION FOR INCOME TAXES
NET LOSS	(249,798)	(441,901)	(866,554)	(1,021,568)	$ (1,426,102)	$ (958,282)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(345)		(29)
TOTAL COMPREHENSIVE LOSS	$ (250,143)	$ (441,901)	$ (866,583)	$ (1,021,568)
NET LOSS PER COMMON SHARE
Basic and diluted	$ (0.01)	$ (0.04)	$ (0.05)	$ (0.1)	$ (0.11)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	19,232,292	10,908,049	19,212,328	10,210,154	12,471,618	12,240,144